Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenue [Abstract]
Schedule of Disaggregate Revenue by Service Type and by Platform

We disaggregate revenue by service type and by platform as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Revenue stream	2026	2025	2026	2025
Banking and payments revenues	$5,293,820	$7,921,556	$10,225,033	$14,843,181
Custody and trading revenues	772,379	241,600	1,437,573	393,455
Other revenues	27,685	36,116	27,782	62,151
Less: Sales returns and allowances	(3,975)	(23,346)	(8,170)	(35,024)
Revenues, net	$6,089,909	$8,175,926	$11,682,218	$15,263,763

We disaggregate revenue by service type and by platform as follows:

	Year Ended December 31,
Revenue stream	2025	2024
Banking and payment revenues	$30,322,364	$23,432,996
Custody and trading revenues	1,462,357	170,746
Other revenues	63,663	161,000
Less: Sales returns and allowances	(54,711)	(11,594)
Revenues, net	$31,793,673	$23,753,148

Schedule of Deferred Revenue

The activity in deferred revenue for the six months ended June 30, 2026 and the year ended December 31, 2025, was as follows:

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Beginning of the period contract liability	$366,252	$875,466
Revenue recognized from the contract liabilities included in the beginning balance	(244,332)	(771,669)
Increases due to cash received net of amounts recognized in revenue during the period	106,228	262,455
End of period contract liability	$228,148	$366,252

The activity in deferred revenue for the year ended December 31, 2025 and the year ended December 31, 2024, was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Beginning of the period contract liability	$875,466	$1,012,010
Revenue recognized from the contract liabilities included in the beginning balance	(771,669)	(442,045)
Increases due to cash received net of amounts recognized in revenue during the period	262,455	305,501
End of period contract liability	$366,252	$875,466